Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL Government Money Market Fund, INC.
Central Index Key	dei_EntityCentralIndexKey	0000067590
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2016
Prospectus Date	rr_ProspectusDate	Mar. 30, 2016